Property, Plant And Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
7.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment as at December 31, 2020 and 2019 are as follows:

	Property, plant and equipment GK	Assets under construction GK	Property, plant and equipment KNP	Exploration and evaluation assets KNP	Assets under construction KNP	Total

Cost

At January 1, 2019	$820,106	$4,894	$90	$166,947	$1,564	$993,601

Decommissioning and restoration adjustment	(1,604)	-	-	1,919	-	315

January 1, 2019 IFRS 16 lease additions	2,670	-	-	-	-	2,670

Additions/transfers*	35,162	(4,164)	-	-	-	30,998

At December 31, 2019	856,334	730	90	168,866	1,564	1,027,584

Decommissioning and restoration adjustment	9,777	-	-	278	-	10,055

Additions/transfers*	36,334	5,776	-	-	-	42,110

At December 31, 2020	$902,445	$6,506	$90	$169,144	$1,564	$1,079,749

Accumulated depreciation
At January 1, 2019	$(152,350)	$-	$(10)	$-	$-	$(152,360)
Depreciation and depletion**	(87,190)	-	(13)	-	-	(87,203)
Impairment loss	(115,753)	-	-	-	-	(115,753)

At December 31, 2019	(355,293)	-	(23)	-	-	(355,316)

Depreciation and depletion**	(55,643)	-	(13)	-	-	(55,656)
Impairment loss	(217,366)	-	-	-	-	(217,366)

At December 31, 2020	$(628,302)	$-	$(36)	$-	$-	$(628,338)

Carrying amounts

At December 31, 2019	$501,041	$730	$67	$168,866	$1,564	$672,268

At December 31, 2020	$274,143	$6,506	$54	$169,144	$1,564	$451,411

*Included in additions of property, plant and equipment for GK is $28,939 (2019 - $23,896) related to deferred stripping of which $1,781 relates to the depreciation of earthmoving equipment (2019 - $1,778).
**Included in depreciation and depletion is $797 of depreciation on the right-of-use

assets capitalized under IFRS 16 (2019 - $1,093).

After the Company assessed for impairment, as at December 31, 2020 and 2019, it was determined that an impairment loss of $217,366 and $115,753, respectively, on property, plant and equipment occurred. The impairment losses are specific to the GK Mine CGU.
The GK Mine CGU’s recoverable amount of $281.6 million as at December 31, 2020 (2019 - $510.1 million) was determined using the fair value less cost of disposal, which was calculated based on projected future cash flows utilizing the latest information available and Management’s estimates, including;
estimated future diamond prices, discount rates, foreign exchange rates, production levels and costs used to determine future cash flows
.
For the assessment at December 31, 2020, these projected cash flows were prepared using a 2.5% real growth escalation factor for 2021 and a 2.5% real growth escalation factor on diamond pricing thereafter, and discounted using a post-tax discount rate of 8.4% on cash flows from proven and probable mineral reserves and converted resources, representing the estimated weighted average cost of capital.
For the assessment at December 31, 2019, these projected cash flows were prepared using a 0% real growth escalation factor for 2020 and a 2.5% real growth escalation factor on diamond pricing thereafter, and discounted using a post-tax discount rate of 7.55% on cash flows from proven and probable mineral reserves and converted resources, representing the estimated weighted average cost of capital. These rates were estimated based on the capital asset pricing model where the costs of equity were based on, among other things, estimated interest rates, market returns on equity, share volatility, leverage and risks specific to the mining sector and the GK Mine CGU. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs.
Sensitivities
For the assessment at December 31, 2020, the projected cash flows and estimated fair value less cost of disposal can be affected by any one or more changes in the estimates used. Changes in diamond price per carat, the real growth escalation factor on diamond pricing and the discount rate have the most substantial influence on the GK Mine CGU’s valuation. A 10% increase in diamond price per carat would change the fair value less cost to sell by approximately $123 million (2019- 131 million). A 0.5% increment in the real growth escalation factor on diamond pricing would change the fair value less cost of disposal by approximately $29 million (2019 – 29 million). A 0.5% increment in the discount rate would change the fair value less cost of disposal by approximately $5 million (2019 - $11 million). If the GK Mine CGU were to continue to operate at current diamond pricing levels, there would be a further impairment charge.